Long-term debt (Details) - Dec. 31, 2022	CAD ($)	USD ($)
Long-term debt
2023	$ 146,481
2024		$ 142,037
2025		137,593
2026		133,148
2027		128,704
2028 to 2031		406,204
Total Principal And Interest Payments		1,094,167
Less Interest		$ (158,982)
Current Portion Of Lease Obligations	111,111
Non-current Portion Of Lease Obligations	$ 824,074